Schedule of Investments (unaudited)	iShares® Exponential Technologies ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.4%
IRESS Ltd.	2,235,062	$14,507,147
Megaport Ltd.(a)(b)	1,366,849	5,301,967
Nanosonics Ltd.(a)(b)	4,876,849	12,783,661
Netwealth Group Ltd.	1,787,764	13,883,584
NEXTDC Ltd.(a)	2,337,104	12,401,076
Technology One Ltd.	2,285,615	17,583,251
WiseTech Global Ltd.	529,041	19,565,522
		96,026,208
Brazil — 0.5%
MercadoLibre Inc.(a)(b)	16,653	15,014,678

Canada — 1.3%
Bausch Health Companies Inc.(a)	794,740	5,168,566
BlackBerry Ltd.(a)	2,165,055	10,059,675
Descartes Systems Group Inc. (The)(a)	254,170	17,537,329
Shopify Inc., Class A(a)	134,076	4,596,976
		37,362,546
China — 4.6%
3SBio Inc.(c)	23,278,000	16,439,090
Alibaba Group Holding Ltd.(a)	1,303,300	10,133,036
Baidu Inc.(a)	1,083,850	10,390,864
China Datang Corp. Renewable Power Co. Ltd., Class H	49,735,000	13,424,595
China Longyuan Power Group Corp. Ltd., Class H	9,595,000	10,963,919
China Resources Power Holdings Co. Ltd.	6,692,000	9,723,963
Genscript Biotech Corp.(a)	3,894,000	9,845,318
I-Mab, ADR(a)	377,715	1,401,323
Innovent Biologics Inc.(a)(c)	2,394,000	8,476,339
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	2,214,484	21,519,736
Tencent Holdings Ltd.	346,900	9,115,413
Wuxi Biologics Cayman Inc., New(a)(c)	1,543,500	6,945,198
		128,378,794
Denmark — 0.9%
Orsted AS(c)	158,604	13,085,742
Vestas Wind Systems A/S	616,189	12,147,343
		25,233,085
Finland — 0.9%
Nokia OYJ	3,428,253	15,234,858
Wartsila OYJ Abp	1,452,932	9,905,033
		25,139,891
France — 1.6%
Capgemini SE	86,504	14,177,201
Dassault Systemes SE	332,555	11,146,834
Sanofi	211,581	18,208,194
		43,532,229
Germany — 1.4%
Infineon Technologies AG	435,361	10,564,237
Merck KGaA	80,403	13,102,875
SAP SE	150,764	14,511,451
		38,178,563
India — 1.5%
Infosys Ltd.	867,611	16,170,585
Tata Consultancy Services Ltd.	419,367	16,184,240
Wipro Ltd.	2,369,003	11,085,633
		43,440,458
Israel — 0.4%
Nice Ltd.(a)	66,840	12,597,282
Security	Shares	Value

Japan — 6.6%
Chugai Pharmaceutical Co. Ltd.	592,800	$13,736,276
Denso Corp.	263,400	13,068,829
FANUC Corp.	94,000	12,300,052
Harmonic Drive Systems Inc.	484,600	16,174,864
Murata Manufacturing Co. Ltd.	263,200	12,459,734
Nabtesco Corp.	708,800	15,055,194
Nidec Corp.	171,400	9,424,256
Rakuten Group Inc.	1,984,600	8,859,980
SoftBank Group Corp.	418,011	17,943,626
Taiyo Yuden Co. Ltd.	350,700	9,543,061
Takeda Pharmaceutical Co. Ltd.	732,804	19,352,620
TDK Corp.	496,900	15,522,338
Tokyo Electron Ltd.	36,600	9,629,329
Yaskawa Electric Corp.	397,000	10,992,648
		184,062,807
Netherlands — 2.8%
Adyen NV(a)(c)	7,112	10,153,083
ASM International NV	46,220	10,224,774
ASML Holding NV	25,209	11,825,204
NXP Semiconductors NV	88,364	12,908,213
QIAGEN NV(a)	368,607	15,917,609
TomTom NV(a)(b)	2,230,731	17,437,758
		78,466,641
Singapore — 0.5%
Keppel DC REIT	11,440,800	14,218,968

South Korea — 1.0%
Samsung SDI Co. Ltd.	33,378	17,220,211
SK Hynix Inc.	197,486	11,432,763
		28,652,974
Spain — 0.5%
Siemens Gamesa Renewable Energy SA(a)	819,130	14,522,077

Sweden — 0.4%
Telefonaktiebolaget LM Ericsson, Class B	1,952,314	10,853,584

Switzerland — 3.4%
ABB Ltd., Registered	569,165	15,805,882
CRISPR Therapeutics AG(a)(b)	253,808	13,284,311
Novartis AG, Registered	249,258	20,162,656
Roche Holding AG, NVS	49,941	16,570,330
STMicroelectronics NV	411,930	12,808,527
TE Connectivity Ltd.	126,857	15,505,731
		94,137,437
Taiwan — 1.5%
Hon Hai Precision Industry Co. Ltd.	5,325,000	16,912,607
MediaTek Inc.	514,000	9,369,292
Taiwan Semiconductor Manufacturing Co. Ltd.	932,000	11,204,693
Win Semiconductors Corp.	1,545,000	5,829,458
		43,316,050
United Kingdom — 3.5%
AstraZeneca PLC	184,088	21,599,436
GSK PLC	928,111	15,203,460
Ocado Group PLC(a)(b)	933,600	5,061,320
Sage Group PLC (The)	1,884,084	15,703,332
Spirax-Sarco Engineering PLC	95,224	11,734,785
Subsea 7 SA	2,783,216	27,767,849
		97,070,182

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 61.8%
AbbVie Inc.	165,610	$24,245,303
Accenture PLC, Class A	53,968	15,321,515
Advanced Micro Devices Inc.(a)	138,770	8,334,526
Agilent Technologies Inc.	128,942	17,839,126
Akamai Technologies Inc.(a)	180,519	15,945,243
Albemarle Corp.	76,161	21,315,179
Alnylam Pharmaceuticals Inc.(a)	114,051	23,638,210
Alphabet Inc., Class A(a)	136,492	12,899,859
Amazon.com Inc.(a)	114,748	11,754,785
Analog Devices Inc.	108,210	15,432,910
Ansys Inc.(a)	50,027	11,063,971
Apple Inc.	115,121	17,652,654
Applied Materials Inc.	128,139	11,313,392
Aptiv PLC(a)	118,973	10,834,871
Arista Networks Inc.(a)	160,624	19,413,017
Aspen Technology Inc.(a)(b)	56,917	13,742,610
Autodesk Inc.(a)	73,133	15,672,402
Beam Therapeutics Inc.(a)(b)	256,018	11,280,153
Biogen Inc.(a)	85,965	24,365,920
BioMarin Pharmaceutical Inc.(a)	228,456	19,791,143
Blackbaud Inc.(a)	256,685	14,040,669
BlackRock Inc.(d)	21,794	14,076,963
Block Inc. New(a)	103,477	6,215,863
Bristol-Myers Squibb Co.	350,479	27,151,608
Broadcom Inc.	34,246	16,099,730
Broadridge Financial Solutions Inc.	116,272	17,447,776
Cadence Design Systems Inc.(a)	109,650	16,599,913
CF Industries Holdings Inc.	335,717	35,673,288
Cisco Systems Inc.	354,211	16,091,806
Cogent Communications Holdings Inc.	263,154	13,818,217
Cognizant Technology Solutions Corp., Class A	248,760	15,485,310
Coinbase Global Inc., Class A(a)	70,110	4,644,788
Coupa Software Inc.(a)	116,898	6,222,481
Crowdstrike Holdings Inc., Class A(a)(b)	96,561	15,565,633
Denali Therapeutics Inc.(a)	436,631	12,522,577
DISH Network Corp., Class A(a)(b)	624,183	9,306,569
Dropbox Inc., Class A(a)	818,717	17,807,095
DuPont de Nemours Inc.	258,308	14,775,218
Edwards Lifesciences Corp.(a)	168,718	12,220,245
Eli Lilly & Co.	82,571	29,898,133
Enphase Energy Inc.(a)	89,335	27,425,845
Envestnet Inc.(a)	232,373	11,458,313
Exelixis Inc.(a)	1,194,716	19,808,391
F5 Inc.(a)(b)	87,780	12,544,640
Fastly Inc., Class A(a)(b)	467,258	3,967,020
First Solar Inc.(a)	200,128	29,132,633
Fortinet Inc.(a)	312,537	17,864,615
Gilead Sciences Inc.	289,516	22,715,425
Guardant Health Inc.(a)(b)	207,058	10,249,371
Guidewire Software Inc.(a)	170,819	10,148,357
Hewlett Packard Enterprise Co.	1,293,637	18,460,200
Hubbell Inc.	96,542	22,926,794
Illumina Inc.(a)	53,606	12,266,125
Incyte Corp.(a)	299,851	22,290,923
Intel Corp.	389,465	11,072,490
Intellia Therapeutics Inc.(a)	173,108	9,136,640
International Business Machines Corp.	164,160	22,701,686
Intuit Inc.	30,205	12,912,637
Intuitive Surgical Inc.(a)(b)	59,409	14,642,536
Ionis Pharmaceuticals Inc.(a)	626,422	27,687,852
Security	Shares	Value

United States (continued)
Jazz Pharmaceuticals PLC(a)	160,129	$23,024,949
Johnson & Johnson	122,800	21,363,516
Juniper Networks Inc.	622,602	19,051,621
KLA Corp.	47,842	15,139,601
Lam Research Corp.	28,228	11,426,130
Livent Corp.(a)	704,223	22,232,320
Lumen Technologies Inc.	1,667,070	12,269,635
Manhattan Associates Inc.(a)	130,116	15,831,214
Marqeta Inc., Class A(a)(b)	1,054,677	8,310,855
Merck & Co. Inc.	275,638	27,894,566
Meta Platforms Inc, Class A(a)	60,972	5,680,152
Microchip Technology Inc.	230,765	14,247,431
Micron Technology Inc.	236,421	12,790,376
Microsoft Corp.	60,416	14,024,366
Moderna Inc.(a)(b)	71,119	10,691,319
MongoDB Inc.(a)(b)	37,917	6,939,949
Myriad Genetics Inc.(a)(b)	768,390	15,936,409
NortonLifeLock Inc.	827,377	18,640,804
Nvidia Corp.	63,329	8,547,515
Okta Inc.(a)(b)	83,955	4,711,555
Oracle Corp.	227,443	17,756,475
Palantir Technologies Inc., Class A(a)(b)	1,016,897	8,938,525
Palo Alto Networks Inc.(a)(b)	114,135	19,584,425
Paylocity Holding Corp.(a)	80,286	18,609,492
PayPal Holdings Inc.(a)	102,129	8,535,942
Pegasystems Inc.	174,760	6,502,820
PTC Inc.(a)	166,928	19,669,126
Qorvo Inc.(a)	124,900	10,751,392
Qualcomm Inc.	110,360	12,984,958
Regeneron Pharmaceuticals Inc.(a)	30,818	23,074,977
RingCentral Inc., Class A(a)	94,009	3,339,200
Rocket Companies Inc., Class A(b)	1,230,455	8,490,139
Sabre Corp.(a)	2,185,412	12,697,244
Salesforce Inc.(a)	76,037	12,362,856
Seagen Inc.(a)	135,014	17,168,380
SEI Investments Co.	326,079	17,706,090
Sensata Technologies Holding PLC	335,804	13,502,679
ServiceNow Inc.(a)	30,545	12,851,503
Shoals Technologies Group Inc., Class A(a)(b)	707,438	16,348,892
Skyworks Solutions Inc.	126,984	10,921,894
Snowflake Inc., Class A(a)	54,433	8,725,610
SoFi Technologies Inc.(a)(b)	1,192,023	6,484,605
SolarEdge Technologies Inc.(a)	60,972	14,025,389
Splunk Inc.(a)	168,760	14,025,644
SS&C Technologies Holdings Inc.	260,683	13,404,320
Synaptics Inc.(a)(b)	69,347	6,144,144
Synopsys Inc.(a)	55,317	16,182,988
Teladoc Health Inc.(a)(b)	197,501	5,853,930
Tesla Inc.(a)	56,565	12,870,800
Texas Instruments Inc.	102,627	16,484,975
Thermo Fisher Scientific Inc.	31,584	16,233,228
Twilio Inc., Class A(a)	73,728	5,483,151
Tyler Technologies Inc.(a)	38,172	12,342,153
VMware Inc., Class A	175,873	19,790,989
Zendesk Inc.(a)	194,444	14,911,910
Zscaler Inc.(a)	64,639	9,960,870
		1,730,409,162

Total Common Stocks — 98.5%
(Cost: $2,811,438,247)		2,760,613,616

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Chile — 1.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	343,402	$32,609,700

Total Preferred Stocks — 1.2%
(Cost: $19,833,458)		32,609,700

Total Long-Term Investments — 99.7%
(Cost: $2,831,271,705)		2,793,223,316

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	120,038,152	120,014,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	1,910,000	1,910,000

Total Short-Term Securities — 4.4%
(Cost: $121,914,748)		121,924,144

Total Investments — 104.1%
(Cost: $2,953,186,453)		2,915,147,460

Liabilities in Excess of Other Assets — (4.1)%		(114,032,571)

Net Assets — 100.0%		$2,801,114,889

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$164,930,879	$—	$(44,915,901	)(a)	$14,178	$(15,012)	$120,014,144	120,038,152	$204,423	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,890,000	—	(3,980,000	)(a)	—	—	1,910,000	1,910,000	18,990		—
BlackRock Inc.	14,603,515	286,750	(332,171)		108,746	(589,877)	14,076,963	21,794	104,866		—
					$122,924	$(604,889)	$136,001,107		$328,279		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	17	12/16/22	$607	$21,454
MSCI Emerging Markets Index	33	12/16/22	1,408	(141,722)

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	26	12/16/22	$5,048	$15,307
				$(104,961)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,825,885,964	$934,727,652	$—	$2,760,613,616
Preferred Stocks	—	32,609,700	—	32,609,700
Money Market Funds	121,924,144	—	—	121,924,144
	$1,947,810,108	$967,337,352	$—	$2,915,147,460
Derivative financial instruments(a)
Assets
Futures Contracts	$15,307	$21,454	$—	$36,761
Liabilities
Futures Contracts	(141,722)	—	—	(141,722)
	$(126,415)	$21,454	$—	$(104,961)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

4